Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives for the current and comparative periods are as follows:
Mining assets	LOM
Plant & equipment	LOM
Buildings	LOM
Motor vehicles	5 years